Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of the Components Comprising Basic and Diluted Earnings Per Share

The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	Years Ended December 31,
	2023	2022	2021
Basic EPS Computation:
Numerator – Earnings available to common shareholders	$48,938	53,042	49,426
Denominator – Weighted average number of common shares outstanding	11,611,690	11,377,617	11,131,897
Basic earnings per common share	$4.21	4.66	4.44
Diluted EPS Computation:
Numerator – Earnings available to common shareholders	$48,938	53,042	49,426
Denominator – Weighted average number of common shares outstanding	11,611,690	11,377,617	11,131,897
Dilutive effect of stock options, RSUs and PSUs	29,676	31,307	31,059
	11,641,366	11,408,924	11,162,956
Diluted earnings per common share	$4.20	4.65	4.43